Income Taxes - Schedule of Deferred Tax Assets and Liabilities (Detail) - Hippo Enterprises Inc And Subsidiaries [Member] - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss carryforward	$ 35.4	$ 18.0
Provision for commission	5.4	2.9
Intangible assets	3.1	0.2
Research and development credit	0.2	0.2
Deferred compensation	0.3	0.2
Unearned premium reserve	1.0	0.0
Loss reserve discount	0.1	0.7
Deferred rent	0.1	0.0
Accruals	0.9	0.0
Interest expense limitation	0.6	0.0
Other	0.0	0.2
Total deferred tax assets	47.1	22.4
Valuation allowance	(39.6)	(19.7)
Total deferred income tax assets	7.5	2.7
Deferred tax liabilities
Property and equipment	0.1	0.1
Capitalized software	3.3	1.8
Acquired intangibles	0.5	0.8
Unrealized gains	0.4	0.0
Spinnaker stepped-up adjustment	2.9	0.0
Deferred acquisition costs	0.3	0.0
Total deferred tax liabilities	7.5	2.7
Deferred income tax assets, net	$ 0.0	$ 0.0